Related Party Transactions - Schedule of Remuneration of the Directors and Commissioner (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Remuneration of the Directors and Commissioner [Abstract]
Salary and wages	$ 642	$ 198	$ 123
Directors’ fees	269
Allowance	5	38	28
Key management personnel	$ 916	$ 236	$ 151